Cash flows reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flow from operating activities:
Income before income taxes	$ 6,696	$ 11,151	$ 19,781
Adjusted for:
Equity results and other results in associates and joint ventures	269	1,108	(305)
(Impairment), reversal of impairment and gains (losses) on disposal of non-current assets, net	(301)	266	(773)
Provisions related to Brumadinho	116	461	400
Provision for de-characterization of dams	(206)	153	72
Depreciation, depletion and amortization	3,057	3,070	3,171
Financial results, net	3,823	1,946	(2,268)
Changes in assets and liabilities:
Accounts receivable	1,668	197	(325)
Inventories	(549)	(214)	45
Suppliers and contractors	(360)	637	495
Other assets and liabilities, net	(446)	(1,523)	(1,531)
Cash flow from operations	$ 13,767	$ 17,252	$ 18,762